INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 464,841	$ 466,083
Opening retained earnings adjustments		(3,665)
Recognized in net income	(1,722)	450
Business acquisition	(2,677)	2,989
Recognized in equity and FX	2,447	(1,016)
Deferred tax liability (asset) at end of period	462,889	464,841
Fund contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	482,696	483,776
Opening retained earnings adjustments		0
Recognized in net income	(1,197)	(2,425)
Business acquisition	4,188	1,345
Recognized in equity and FX	1,661	0
Deferred tax liability (asset) at end of period	487,348	482,696
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	11,866	0
Opening retained earnings adjustments		17,267
Recognized in net income	1,038	(5,401)
Business acquisition	0	0
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	12,904	11,866
Equity-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(12,950)	(12,465)
Opening retained earnings adjustments		0
Recognized in net income	(1,982)	(785)
Business acquisition	0	0
Recognized in equity and FX	532	300
Deferred tax liability (asset) at end of period	(14,400)	(12,950)
Non-capital loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(5,116)	(1,444)
Opening retained earnings adjustments		0
Recognized in net income	4,681	(912)
Business acquisition	(6,906)	(2,760)
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	(7,341)	(5,116)
Provisions and other financial liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(2,690)	(2,910)
Opening retained earnings adjustments		0
Recognized in net income	(4,921)	220
Business acquisition	0	0
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	(7,611)	(2,690)
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(19,163)	0
Opening retained earnings adjustments		(21,567)
Recognized in net income	(246)	2,404
Business acquisition	0	0
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	(19,409)	(19,163)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	10,198	(874)
Opening retained earnings adjustments		635
Recognized in net income	905	7,349
Business acquisition	41	4,404
Recognized in equity and FX	254	(1,316)
Deferred tax liability (asset) at end of period	$ 11,398	$ 10,198